Allowance for credit losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for loan losses
Specific allowance	$ 0	$ 14,800	$ 11,500
Generic allowance	72,976	73,747	67,115
Total of allowance for loan losses	72,976	88,547	78,615	73,789
Loans
Loans with specific allowance	0	32,000
Loans with generic allowance	5,715,556	4,927,573
Total loans	5,715,556	4,959,573
Corporate [Member]
Allowance for loan losses
Specific allowance	0	14,800
Generic allowance	32,488	34,065
Total of allowance for loan losses	32,488	48,865	54,160
Loans
Loans with specific allowance	0	32,000
Loans with generic allowance	2,741,251	2,290,413
Total loans	2,741,251	2,322,413
Banking and Financial Institutions [Member]
Allowance for loan losses
Specific allowance	0	0
Generic allowance	28,836	30,523
Total of allowance for loan losses	28,836	30,523	18,790
Loans
Loans with specific allowance	0	0
Loans with generic allowance	2,192,023	2,164,163
Total loans	2,192,023	2,164,163
Middle Market Companies [Member]
Allowance for loan losses
Specific allowance	0	0
Generic allowance	10,887	8,952
Total of allowance for loan losses	10,887	8,952	5,265
Loans
Loans with specific allowance	0	0
Loans with generic allowance	681,912	445,731
Total loans	681,912	445,731
Sovereign [Member]
Allowance for loan losses
Specific allowance	0	0
Generic allowance	765	207
Total of allowance for loan losses	765	207	400
Loans
Loans with specific allowance	0	0
Loans with generic allowance	100,370	27,266
Total loans	$ 100,370	$ 27,266